Non-controlling interests	12 Months Ended
Dec. 31, 2020
Interest In Other Entities [Abstract]
Non-controlling interests	Non-controlling interests:
Set out below is summarized financial information for each of our subsidiaries that have non-controlling interests. The amounts disclosed are before inter-company eliminations.

As at		Dec 31, 2020			Dec 31, 2019
	Methanex Egypt	Vessels[1]	Total	Methanex Egypt	Vessels[1]	Total
Current assets	$155,339	$10,628	$165,967	$158,436	$25,471	$183,907
Non-current assets	618,797	197,223	816,020	653,495	182,248	835,743
Current liabilities	(87,907)	(18,960)	(106,867)	(74,498)	(22,326)	(96,824)
Non-current liabilities	(127,144)	(174,309)	(301,453)	(156,058)	(153,842)	(309,900)
Net assets	559,085	14,582	573,667	581,375	31,551	612,926
Carrying amount of Methanex non-controlling interests	$272,449	$19,908	$292,357	$278,780	$19,895	$298,675

For the years ended December 31		2020			2019
	Methanex Egypt	Vessels[1]	Total	Methanex Egypt	Vessels[1]	Total
Revenue	$192,575	$40,118	$232,693	$171,532	$36,500	$208,032
Net and total comprehensive income	18,566	9,474	28,040	4,182	7,834	12,016
Net and total comprehensive income attributable to Methanex non-controlling interests	26,578	4,773	31,351	24,697	3,902	28,599
Equity contributions by non-controlling interests	$—	$5,500	$5,500	$—	$—	$—
Acquisition of non-controlling interests	—	(6,714)	(6,714)	—	(2,219)	(2,219)
Impact of adoption of IFRS 16	—	—	—	(3,355)	—	(3,355)
Distributions paid and accrued to non-controlling interests	$(32,909)	$(3,546)	$(36,455)	$(17,865)	$(3,113)	$(20,978)

For the years ended December 31		2020			2019
	Methanex Egypt	Vessels[1]	Total	Methanex Egypt	Vessels[1]	Total
Cash flows from (used in) operating activities	$145,672	$24,951	$170,623	$68,022	$24,267	$92,289
Cash flows from (used in) financing activities	(96,052)	(17,344)	(113,396)	(74,675)	(21,606)	(96,281)
Cash flows from (used in) investing activities	$(5,309)	$(7,788)	$(13,097)	$(8,859)	$(3,723)	$(12,582)
1 Comprised of multiple ocean going vessels controlled by Waterfront Shipping Company Limited through less than wholly-owned entities.